Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment
6	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2017	25,362	6,837	1,424	10,548	1,553	45,724
Transfers upon completion	7,073	49	—	(7,520)	312	(86)
Additions	70	450	174	15,747	13	16,454
Transfers into investment properties	—	—	—	(1,931)	—	(1,931)
Disposals	(48)	(463)	(195)	(148)	(48)	(902)

As at 31 December 2017	32,457	6,873	1,403	16,696	1,830	59,259

Accumulated depreciation
As at 1 January 2017	(8,311)	(4,934)	(998)	—	(1,068)	(15,311)
Charge for the year	(953)	(632)	(144)	—	(181)	(1,910)
Disposals	16	444	187	—	46	693

As at 31 December 2017	(9,248)	(5,122)	(955)	—	(1,203)	(16,528)

Impairment
As at 1 January 2017	(24)	—	—	—	—	(24)
Charge for the year	—	—	—	—	—	—
Transfers into investment properties	—	—	—	—	—	—
Disposals	—	—	—	—	—	—

As at 31 December 2017	(24)	—	—	—	—	(24)

Net book value
As at 1 January 2017	17,027	1,903	426	10,548	485	30,389

As at 31 December 2017	23,185	1,751	448	16,696	627	42,707

	Buildings	Office equipment, furniture and fixtures	Motor vehicles	Assets under construction	Leasehold improvements	Total
	RMB million
Cost
As at 1 January 2016	24,253	6,616	1,387	7,565	1,308	41,129
Transfers upon completion	1,176	—	—	(1,438)	256	(6)
Additions	37	653	177	4,896	16	5,779
Disposals	(104)	(432)	(140)	(475)	(27)	(1,178)

As at 31 December 2016	25,362	6,837	1,424	10,548	1,553	45,724

Accumulated depreciation
As at 1 January 2016	(7,446)	(4,738)	(1,005)	—	(942)	(14,131)
Charge for the year	(901)	(622)	(130)	—	(148)	(1,801)
Disposals	36	426	137	—	22	621

As at 31 December 2016	(8,311)	(4,934)	(998)	—	(1,068)	(15,311)

Impairment
As at 1 January 2016	(24)	—	—	—	—	(24)
Charge for the year	—	—	—	—	—	—
Disposals	—	—	—	—	—	—

As at 31 December 2016	(24)	—	—	—	—	(24)

Net book value
As at 1 January 2016	16,783	1,878	382	7,565	366	26,974

As at 31 December 2016	17,027	1,903	426	10,548	485	30,389

As at 31 December 2017, the net book value of buildings above which are in process to obtain title certificates is RMB6,209 million (31 December 2016: Not significant).